EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	May 15, 2013	May 06, 2013	Apr. 29, 2013
Common stock, par value	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized	2,000,000,000		2,000,000,000			2,000,000,000
Preferred stock, par value						$ 0.01
Preferred stock, shares authorized						100,000,000
Common stock, shares outstanding	253,186,279		253,186,279		253,025,645
Dividend declared per share	$ 0.175	$ 0.07	$ 0.245
Dividends	$ 44,300	$ 17,700	$ 62,020
Shares reserved for options				30,000,000
Yearly increase in number of shares available for options (percentage)				10.00%
Threshold percentage for options that may be issued to the Manager				10.00%
Stock Options outstanding	21,035,062		21,035,062
Dilutive Common Stock Equivalents	6,816,497		3,508,415
Shares held by Fortress	5,300,000		5,300,000
Former Employee of Manager
Options exercised			307,833
Weighted average exercise price			$ 3.08
Shares issued in option exercise			160,634
Aggregate intrinsic value of options			$ 1,000
Unvested Options forfeited			192,167
Vested Options forfeited			2,170
The Manager
Stock Options outstanding	17,893,795		17,893,795	21,500,000